X-Square Municipal Income ETF

(ZTAX)

(a series of X-Square Series Trust)

Supplement dated May 7, 2025, to the Summary Prospectus and Prospectus dated January 28, 2025, as previously supplemented

Effective immediately, the Average Annual Total Returns table on page 8 of the Summary Prospectus and Prospectus has been replaced in its entirety with the following:

	1 Year	Since Inception (May 18, 2023)
Return Before Taxes	2.80%	6.51%
Return After Taxes on Distributions	2.42%	6.05%
Return After Taxes on Distributions and Sale of Fund Shares	1.65%	4.80%
Bloomberg Municipal Bond: High Yield (non-Investment Grade) Index (reflects no deduction for fees, expenses or taxes)	6.32%	7.68%

This Supplement and the Summary Prospectus, Prospectus, and Statement of Additional Information dated January 28, 2025, as previously supplemented April 1, 2025, provide relevant information for all shareholders, and should be retained for future reference. The Summary Prospectus, Prospectus, and Statement of Additional Information, as previously supplemented, have been filed with the Securities and Exchange Commission, are incorporated by reference and can be obtained without charge by calling the Fund at (787) 282-1621.